Putnam Investments

One Post Office Square

Boston, MA 02109

February 1, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Investment Funds (Reg. No. 33-56339) (811-07237) on behalf of its Putnam International Growth Fund and Putnam Government Money Market series

Post-Effective Amendment No. 175 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 175 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 27, 2017.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 11044.

Very truly yours,

Putnam Investment Funds, on behalf of its Putnam

International Growth Fund and Putnam Government

Money Market Series

/s/ Jonathan S. Horwitz

By:	__________________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP